Jack-Up Rigs - Schedule of Jack-Up Rigs (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Jack Up Rigs [Roll Forward]
Opening balance	$ 2,823.2	$ 2,578.3
Additions	41.2	64.6
Depreciation and amortization	(72.0)	(130.1)
Transfers from Newbuildings	0.0	310.4
Total	$ 2,792.4	$ 2,823.2